Investments in Affiliates and Joint Ventures	6 Months Ended
Jun. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments in Affiliates and Joint Ventures	INVESTMENTS IN AFFILIATES AND JOINT VENTURES

	Six months ended June 30,
(in thousands of $)	2019	2018
Share of net (losses)/earnings in Golar Partners	(27,659)	8,630
Share of net loss in Golar Power	(10,923)	(12,861)
Share of net loss in OneLNG	—	(2,047)
Share of net (losses)/earnings in others	(858)	63
Share of net loss in Avenir	(429)	—
	(39,869)	(6,215)

The carrying amounts of our investments in our equity method investments as at June 30, 2019 and December 31, 2018 are as follows:

(in thousands of $)	June 30, 2019	December 31, 2018
Golar Partners	225,094	271,160
Golar Power	263,526	266,151
Avenir	28,927	28,710
Others	4,991	5,761
Equity in net assets of affiliates	522,538	571,782